Customer Concentration (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Customer A [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	54.00%
Customer A [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%		39.00%
Customer B [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%	29.00%
Customer B [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%		32.00%
Customer C [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%	0.00%
Customer C [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%		26.00%
Customer D [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		0.00%
Customer D [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%		0.00%